Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2024	2023
Machinery & equipment	13,769	13,275
Office equipment and furniture	2,321	2,321
Computer equipment and licences	817	710
Total property, plant and equipment, gross	16,907	16,306

Accumulated depreciation for:
Machinery & equipment	(10,733)	(10,241)
Office equipment and furniture	(2,320)	(2,279)
Computer equipment and licences	(653)	(556)
Total accumulated depreciation	(13,706)	(13,076)
Total property, plant and equipment, net	3,201	3,230
Depreciation charge for the year	630	569